Commitments and Contingencies - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Minimum [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Non-cancellable commitments expiration term	1 year
Maximum [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Non-cancellable commitments expiration term	5 years